As filed with the Securities and Exchange Commission on November 19, 2010

Securities Act File No. 333-124463
Investment Company Act File No. 811-21763

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10
(Check appropriate box or boxes)

Managed Account Series
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

John M. Perlowski
Managed Account Series
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Howard B. Surloff, Esq
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 6, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 6, 2010, the effectiveness of the registration statement filed in Post-Effective Amendment No. 7 on September 24, 2010, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 7.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 19th day of November, 2010.

MANAGED ACCOUNT SERIES
(Registrant)

on behalf of U.S. Mortgage Portfolio

By:	/s/ John Perlowski

(John Perlowski, President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ John Perlowski	President and Chief Executive Officer	November 19, 2010
(Principal Executive Officer)
John Perlowski

	/s/ Neal J. Andrews	Chief Financial Officer (Principal	November 19, 2010
Financial and Accounting Officer)
Neal J. Andrews

	JAMES H. BODURTHA*	Trustee

(James H. Bodurtha)

	BRUCE R. BOND*	Trustee

(Bruce R. Bond)

	DONALD W. BURTON*	Trustee

(Donald W. Burton)

	STUART E. EIZENSTAT*	Trustee

(Stuart E. Eizenstat)

	KENNETH A. FROOT*	Trustee

(Kenneth A. Froot)

	ROBERT M. HERNANDEZ*	Trustee

(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Trustee

(John F. O’Brien)

	ROBERTA COOPER RAMO*	Trustee

(Roberta Cooper Ramo)

	DAVID H. WALSH*	Trustee

(David H. Walsh)

	FRED G. WEISS*	Trustee

(Fred G. Weiss)

	RICHARD R. WEST*	Trustee

(Richard R. West)

	RICHARD S. DAVIS*	Trustee

(Richard S. Davis)

	LAURENCE D. FINK*	Trustee

(Laurence D. Fink)

	HENRY GABBAY*	Trustee

(Henry Gabbay)

*By:	/s/ Ben Archibald		November 19, 2010

Ben Archibald (Attorney-in-Fact)